                           THE ANALYTIC SERIES FUND
                   ANALYTIC SHORT-TERM GOVERNMENT PORTFOLIO
                    ANALYTIC MASTER FIXED INCOME PORTFOLIO
                      ANALYTIC ENHANCED EQUITY PORTFOLIO

                          AMENDMENT DATED MAY 1, 1998
                   TO THE PROSPECTUS DATED OCTOBER 20, 1997

The Prospectus is hereby amended as follows:

  THE "FUND EXPENSES" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The following table illustrates the expenses and fees that a shareholder of the Fund will incur. However, transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf (See "Shareholder Guide--Purchasing Shares"). The "other" expenses set forth below are based on each Portfolio's operations during the annual year ended December 31, 1997.

                                              SHORT-TERM    MASTER    ENHANCED
                                              GOVERNMENT FIXED INCOME  EQUITY
                                              PORTFOLIO   PORTFOLIO   PORTFOLIO
                                              ---------- ------------ ---------
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases..............    None        None       None
Sales Load Imposed on Reinvested Dividends...    None        None       None
Redemption Fees..............................    None        None       None
Exchange Fees................................    None        None       None
ANNUAL FUND OPERATING EXPENSES
Management Fees*.............................    0.30%       0.45%      0.60%
12b-1 Fees...................................    None        None       None
Other Expenses*..............................    7.50%       2.37%**    1.59%
                                                 ----        ----       ----
Total Fund Operating Expenses*...............    7.80%       2.82%**    2.19%

--------
* The Adviser has voluntarily agreed to reimburse expenses of the Fund, including advisory fees (but excluding interest, taxes, and extraordinary expenses), that exceed 0.60%, 0.90% and 1.00% of average daily net assets for the Short-Term Government, Master Fixed Income and Enhanced Equity Portfolios, respectively, until the Fund's pending reorganization with PBHG Advisor Funds, Inc. is completed or the reorganization is abandoned.
**The annual expenses has been adjusted for a decrease in assets since June
 30, 1997.

EXAMPLE
                               The following example illustrates the expenses you would pay on a $1,000 investment, assuming
                               (1) a 5% annual rate of return and
                               (2) redemption at the end of each period. The example is based on each Portfolio's actual expenses without such reimbursement.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
PORTFOLIO
Short-Term Government...........................  $77    $224    $364     $679
Master Fixed Income.............................   29      87     149      315
Enhanced Equity.................................   22      69     117      252

  The purpose of the above information is to help an investor in the Fund to understand the various fees and expenses an investor will bear directly or indirectly. THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE "FINANCIAL HIGHLIGHTS" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The financial statements in the tables below for each of the five years in the period ended December 31, 1997, and the one month ended December 31, 1992, have been audited by Deloitte & Touche LLP, independent auditors. Such financial statements and the report of Deloitte & Touche LLP thereon are incorporated by reference in the Statement of Additional Information. Copies of the Fund's 1997 Annual Report to Shareholders may be obtained, at no charge, by telephoning the Fund at (800) 374-2633.

SHORT-TERM GOVERNMENT PORTFOLIO

                                                                      ONE MONTH
                                 YEAR ENDED DECEMBER 31,                ENDED
                          -----------------------------------------  DECEMBER 31,
                           1997    1996    1995     1994     1993        1992
                          ------  ------  -------  -------  -------  ------------
Net asset value,
 beginning of year......  $ 9.83  $ 9.98  $  9.55  $ 10.03  $ 10.03     $10.00
                          ------  ------  -------  -------  -------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    0.55    0.62     0.56     0.48     0.53       0.05
Net realized and
 unrealized gains
 (losses) on
 investments............   (0.02)  (0.10)    0.43    (0.48)    0.00       0.03
                          ------  ------  -------  -------  -------     ------
  Total from investment
   operations...........    0.53    0.52     0.99     0.00     0.53       0.08
                          ------  ------  -------  -------  -------     ------
LESS DISTRIBUTIONS:
From net investment
 income(1)..............    0.55    0.66     0.56     0.48     0.53       0.05
Return of capital.......    0.00    0.01     0.00     0.00     0.00       0.00
                          ------  ------  -------  -------  -------     ------
  Total distributions...    0.55    0.67     0.56     0.48     0.53       0.05
                          ------  ------  -------  -------  -------     ------
Net asset value, end of
 year...................  $ 9.81  $ 9.83  $  9.98  $  9.55  $ 10.03     $10.03
                          ======  ======  =======  =======  =======     ======
TOTAL RETURN............    5.54%   5.28%   10.65%    0.00%    5.37%      9.38%
                          ======  ======  =======  =======  =======     ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period ($000)..........  $2,978  $1,008  $27,880  $24,481  $26,097     $7,619
Ratio of expenses to
 average net assets:
  Before expense
   reimbursement........    7.80%   0.76%    0.82%    0.85%    0.75%      0.77%+
  After expense
   reimbursement........    0.60%   0.56%    0.50%    0.45%    0.45%      0.45%+
Ratio of net investment
 income to average net
 assets.................    5.53%   5.99%    5.76%    5.37%    4.91%      5.45%+
Portfolio turnover
 rate...................   33.50%  31.48%   10.15%    3.21%   85.69%      0.00%

--------
(1) For the year ended December 31, 1997, the distributions in excess of net investment income amounted to $0.002.
 + Annualized

MASTER FIXED INCOME PORTFOLIO

                                 YEAR ENDED DECEMBER 31,              ONE MONTH ENDED
                          ------------------------------------------   DECEMBER 31,
                           1997     1996     1995     1994     1993        1992
                          -------  -------  -------  ------   ------  ---------------
Net asset value,
 beginning of year......  $ 10.27  $ 10.41  $  9.50  $10.26   $10.06      $10.00
                          -------  -------  -------  ------   ------      ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     0.59     0.58     0.61    0.64     0.67        0.04
Net realized and
 unrealized gains
 (losses) on investment
 and option
 transactions...........     0.41    (0.01)    0.91   (0.75)    0.41        0.06
                          -------  -------  -------  ------   ------      ------
  Total from investment
   operations...........     1.00     0.57     1.52   (0.11)    1.08        0.10
                          -------  -------  -------  ------   ------      ------
LESS DISTRIBUTIONS:
From net investment
 income.................     0.59     0.58     0.61    0.64     0.67        0.04
From net realized
 gains..................     1.75     0.12     0.00    0.01     0.21        0.00
In excess of net
 realized gains.........     0.09     0.01     0.00    0.00     0.00        0.00
                          -------  -------  -------  ------   ------      ------
  Total distributions...     2.43     0.71     0.61    0.65     0.88        0.04
                          -------  -------  -------  ------   ------      ------
Net asset value, end of
 year...................  $  8.84  $ 10.27  $ 10.41  $ 9.50   $10.26      $10.06
                          =======  =======  =======  ======   ======      ======
TOTAL RETURN............    10.04%    5.69%   16.43%  (1.04)%  10.94%      13.09%
                          =======  =======  =======  ======   ======      ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period ($000)..........  $ 5,712  $28,926  $24,868  $6,155   $8,066      $9,219
Ratio of expenses to
 average net assets:
  Before expense
   reimbursement........     1.09%    0.97%    1.03%   1.17%    1.04%       1.05%+
  After expense
   reimbursement........     0.90%    0.72%    0.69%   0.60%    0.60%       0.60%+
Ratio of net investment
 income to average net
 assets.................     5.60%    5.66%    5.99%   7.16%    6.39%       5.63%+
Portfolio turnover
 rate...................    39.89%   21.95%   31.82%  44.30%  105.39%       0.00%
Average commission
 rate(1)................  $0.0375  $0.0418  $0.0277     --       --          --

--------
(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 + Annualized

ENHANCED EQUITY PORTFOLIO

                                 YEAR ENDED DECEMBER 31,              ONE MONTH ENDED
                          ------------------------------------------   DECEMBER 31,
                           1997     1996     1995     1994     1993        1992
                          -------  -------  -------  ------   ------  ---------------
Net asset value,
 beginning of year......  $ 12.09  $ 12.94  $  9.83  $10.15   $10.02      $ 10.00
                          -------  -------  -------  ------   ------      -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     0.15     0.21     0.23    0.28     0.40         0.01
Net realized and
 unrealized gains
 (losses) on investments
 and options............     3.45     2.74     3.22   (0.32)    0.62         0.02
                          -------  -------  -------  ------   ------      -------
  Total from investment
   operations...........     3.60     2.95     3.45   (0.04)    1.02         0.03
                          -------  -------  -------  ------   ------      -------
LESS DISTRIBUTIONS:
From net investment
 income.................     0.15     0.21     0.23    0.28     0.40         0.01
In excess of net
 investment income......     0.01     3.58     0.11    0.00     0.37         0.00
From net realized
 gains..................     1.79     3.58     0.11    0.00     0.37         0.00
In excess of net
 realized gains.........     0.02     0.01     0.00    0.00     0.00         0.00
Return of capital.......     0.00     0.00     0.00    0.00     0.12         0.00
                          -------  -------  -------  ------   ------      -------
  Total distributions...     1.97     3.80     0.34    0.28     0.89         0.01
                          -------  -------  -------  ------   ------      -------
Net asset value, end of
 year...................  $ 13.72  $ 12.09  $ 12.94  $ 9.83   $10.15      $ 10.02
                          =======  =======  =======  ======   ======      =======
TOTAL RETURN............    29.86%   22.95%   35.36%  (0.37)%  10.07%        4.08%
                          =======  =======  =======  ======   ======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period ($000)..........  $ 7,331  $ 3,519  $ 2,318  $1,511   $  903      $12,823
Ratio of expenses to
 average net assets:
  Before expense
   reimbursement........     2.19%    1.51%    1.33%   1.35%    1.35%        1.07%+
  After expense
   reimbursement........     1.00%    0.91%    0.50%   0.24%    0.57%        0.70%+
Ratio of net investment
 income to average net
 assets.................     1.00%    1.53%    2.02%   3.24%    2.16%        1.66%+
Portfolio turnover
 rate...................   189.39%  179.47%   10.15%  24.75%   76.34%       25.20%
Average commission
 rate(1)................  $0.0288  $0.0658  $0.0431     --       --           --

--------
(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 + Annualized

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "PORTFOLIO
TURNOVER":

   For the fiscal year ended December 31, 1997, the portfolio rates were 33.50%, 39.98%, and 189.39% for the Short-Term Government Portfolio, Master Fixed Income Portfolio and Enhanced Equity Portfolio, respectively.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "INVESTMENT
ADVISER":

  The Fund's Board of Trustees has approved an Agreement and Plan of Reorganization with PBHG Advisor Funds, Inc. (the "PBHG Funds") providing for the tax-free reorganization of the various Portfolios of the Fund into newly-created series of the PBHG Funds, subject to approval of the reorganization and the termination of the various Portfolios of the Fund by the shareholders of the Fund. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser to the PBHG Funds. The Adviser will become a wholly-owned subsidiary of Pilgrim Baxter and will serve as investment sub-adviser of the corresponding series of the PBHG Funds. After the reorganization, the Adviser will continue to manage the corresponding series of the PBHG Funds in the same manner as it currently manages the Fund. A special meeting of shareholders of the Fund is currently scheduled to be held on May 28, 1998 to consider the reorganization, and further details will be provided in a proxy statement which will be sent to all shareholders entitled to vote at the meeting.

  The Adviser has voluntarily agreed to reimburse annual Portfolio expenses including advisory fees (but excluding interest, taxes, and extraordinary expenses) that exceed 0.60%, 0.90% and 1.00% of average daily net assets for the SHORT-TERM GOVERNMENT, MASTER FIXED INCOME and ENHANCED EQUITY PORTFOLIOS, respectively, until the reorganization of the Fund is completed or the reorganization is abandoned. During the fiscal year ended December 31, 1997, the ratios of operating expenses to average net assets on an annualized basis in the SHORT-TERM GOVERNMENT PORTFOLIO, MASTER FIXED INCOME PORTFOLIO, and ENHANCED EQUITY PORTFOLIO, before expense reimbursements, were 7.80%, 1.09% and 2.19%, respectively. In calculating Portfolio expenses for purposes of such reimbursement, any commission reimbursement from broker-dealers will not be applied. Any such waiver or absorption will have the effect of lowering the overall expense ratio for a Portfolio and increasing the overall total return and yield to investors at the time any such amounts were waived and/or absorbed.

  Dennis M. Bein and Harindra de Silva have been the portfolio managers for the Enhanced Equity Portfolio since November 1996. Mr. Bein has been a member of the portfolio management and research team for the Adviser since August 1995. From August 1990 to March 1998, he was with Analysis Group, Inc., most recently as a senior associate. Dr. de Silva is the President of the Fund, Analytic Optioned Equity Fund and the Adviser, which he joined as a managing director in May 1995. Previously he served as a principal of Analysis Group, Inc. from March 1986 through March 1998. They are subject to the supervision of the Adviser's investment management committee.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "EXCHANGE SHARES":

  Should your investment goals change, you may exchange your shares between the Portfolios in the Fund or for shares of the Analytic Optioned Equity Fund. If the shareholders of the Fund approve the Fund's pending reorganization with the PBHG Funds, this exchange privilege with the Analytic Optioned Equity Fund will terminate.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "SHARES OF BENEFICIAL INTEREST":

  As of March 31, 1998, Southern Baptist Foundation held of record more than 25% of the outstanding shares of the SHORT-TERM GOVERNMENT PORTFOLIO and may be considered a controlling person of the Portfolio under the 1940 Act.

6